Income tax incurred and deferred: (Details 1) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes [Abstract]
Consolidated income before IT and joint venture equity method:			$ 8,498,889	$ 4,887,130	$ 3,962,934
Less: Net income before taxes of Airplan and Aerostar					16,011
Net income before taxes of subsidiaries in Mexico not subject to IT			(62,327)	(56,415)	(118,981)
Income before provisions for income taxes			$ 8,452,573	$ 4,830,715	$ 3,843,953
Statutory IT rate		33.00%	30.00%	30.00%	30.00%
ISR that would result from applying the ISR rate to book profit before income taxes			$ 2,535,772	$ 1,449,214	$ 1,153,186
Non-deductible items and other permanent differences			8,693	11,908	8,095
Gain on business combination					(2,108,760)
impairment of Goodwill					1,415,729
Annual adjustment for tax inflation			(2,406)	(10,974)	(10,924)
Temporary differences			(249,336)	(91,928)	(56,156)
Recognition of deferred income tax at the Huatulco Airport	[1]			44,020
Initial recognition for deferred IT consolidation in Aerostar			28,678
Initial recognition for IT consolidation in Airplan			10,214
Other			(3,137)	(1,056)	662
IT provision			$ (1,635,447)	$ (1,401,184)	$ (1,094,863)
Effective ISR rate			19.00%	29.00%	28.00%
Tax rate effect of tax losses	[1]		3.00%

[1]	(1) Based on the tax projections at December 31, 2016, the Huatulco Airport is expected to pay income tax in the future. Accordingly, the Company decided to recognize deferred income tax. This recognition increased the effective rate by 3%.